BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com




                                              February 26, 2010



BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

          Re:  Aquila Rocky Mountain Equity Fund
               File Nos. 33-72212 and 811-8168

Dear Sirs:

     On behalf of Aquila Rocky Mountain Equity Fund (the "Fund) we are filing today with the Commission, pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and pursuant to the Investment Company Act of 1940 (the "1940 Act"), the following documents:

         In accordance with Rule 472(b) under the 1933 Act and Rule 8b-11 under the 1940 Act, the text on Form N-1A of Post-Effective Amendment No. 17 to the Registration Statement of the Fund under the 1933 Act and Amendment No. 20 to the Registration Statement of the Fund under the 1940 Act, marked to show changes.

         This filing is being made under Rule 485(a) because it contains a new summary prospectus pursuant to Rule 498 and corresponding revisions to the statutory prospectus of the Fund.

         We have received staff comments with respect to a previous filing for another fund of the Aquila group of Funds, Tax-Free Fund of Oregon (a portfolio of The Cascades Fund) File Nos. 33-4382 and 811-4626. We have incorporated into this filing all applicable staff comments. This filing otherwise contains only routine updates and selective review would be appropriate.

         The staff is advised that not all of the financial material required was available at the time of this filing. It is our intention to file a superseding amendment under Rule 485(b) when such material becomes available, to become effective February 1, 2010.

         Because we will have a heavy printing schedule in April for this and other funds, we would be most grateful if we could have staff comments on this filing as soon as possible.

         Please provide comments to me or to my partner Robert I. Jones at the above telephone number, 212-818-1110.

     Pursuant to Rule 485(a) it is proposed that this amendment will become effective on April 30, 2010.

                                            Very truly yours,


                                            /s/ William L. D. Barrett

                                            William L. D. Barrett